UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-04656

                                         Ellsworth Growth and Income Fund LTD.

(Exact name of registrant as specified in charter)

One Corporate Center

                                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

James A. Dinsmore

Gabelli Funds, LLC

One Corporate Center

                Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Ellsworth Growth and Income Fund Ltd.

Third Quarter Report — June 30, 2016

(Y)our Portfolio Management Team

Thomas Dinsmore, CFA    Jane O’Keeffe    James Dinsmore, CFA

To Our Shareholders,

For the quarter ended June 30, 2016, the net asset value (“NAV”) total return of the Ellsworth Growth and Income Fund Ltd. was 4.2%, compared with total returns of 3.6% and 2.4% for the Bank of America Merrill Lynch U.S. Convertibles Index and the Barclays Balanced U.S. Convertibles Index, respectively. The total return for the Fund’s publicly traded shares was 4.8% The Fund’s NAV per share was $9.24, while the price of the publicly traded shares closed at $7.85 on the NYSE MKT. See below for additional performance information.

Enclosed is the schedule of investments as of June 30, 2016.

Comparative Results

Average Annual Returns through June 30, 2016 (a)(b) (Unaudited)
	Quarter	1 Year	3 Year	5 Year	10 Year	Since Inception (06/30/86)
Ellsworth Growth and Income Fund Ltd.
NAV Total Return (b)(c)	4.16%	(2.89)%	7.06%	6.92%	6.01%	7.75%
Investment Total Return (d)	4.76	(1.54)	7.85	6.47	6.38	7.86
Bank of America Merrill Lynch U.S. Convertibles Index	3.64	(4.46)	7.16	7.14	6.41	N/A	(e)
Barclays Balanced U.S. Convertibles Index	2.42	(5.46)	3.82	4.96	4.72	N/A	(f)
Standard & Poor’s (“S&P”) 500 Index	2.46	3.99	11.66	12.10	7.42	9.82
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns of less than one year are not annualized. Returns would have been lower had Gabelli Funds, LLC (the “Adviser”) not reimbursed certain expenses of the Fund. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The Bank of America Merrill Lynch U.S. Convertibles Index is a market value weighted index of all dollar denominated convertible securities that are exchangeable into U.S. equities and have a market value of more than $50 million. The Barclays Balanced U.S. Convertibles Index is a market value weighted index that tracks the performance of publicly placed, dollar denominated convertible securities that are between 40% and 80% sensitive to movements in their underlying common stocks. The S&P 500 Index is an unmanaged indicator of stock market performance. Dividends and interest income are considered reinvested. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends on September 30.
(c)

Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, and are net of expenses. Prior to November 1, 2015, reinvestment of distributions at NAV was on the payable date.

(d)	Total returns and average annual returns reflect changes in closing market values on the NYSE MKT and reinvestment of distributions.
(e)	The Bank of America Merrill Lynch U.S. Convertibles Index inception date is December 31, 1994.
(f)	The Barclays Balanced U.S. Convertibles Index inception date is January 1, 2003.

Ellsworth Growth and Income Fund Ltd.

Schedule of Investments — June 30, 2016 (Unaudited)

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS — 44.1%
	Automotive — 0.1%
$200,000	Tesla Motors Inc., 1.250%, 03/01/21	$165,375

	Building and Construction — 1.0%
1,000,000	Dycom Industries Inc., 0.750%, 09/15/21(a)	1,143,750

	Business Services — 2.0%
1,000,000	Blucora Inc., 4.250%, 04/01/19	925,000
1,000,000	CSG Systems International Inc., 4.250%, 03/15/36(a)	1,057,500
500,000	Monster Worldwide Inc., 3.500%, 10/15/19	433,437

		2,415,937

	Communications Equipment — 3.2%
1,550,000	CalAmp Corp., 1.625%, 05/15/20	1,445,375
1,000,000	Harmonic Inc., 4.000%, 12/01/20(a)	778,125
1,500,000	InterDigital, Inc./PA, 1.500%, 03/01/20	1,559,063

		3,782,563

	Computer Hardware — 1.1%
1,250,000	Mentor Graphics Corp., 4.000%, 04/01/31	1,371,881

	Computer Software and Services — 10.5%
1,250,000	Bottomline Technologies Inc., 1.500%, 12/01/17	1,261,719
1,500,000	EnerNOC Inc., 2.250%, 08/15/19	1,083,750
1,500,000	FireEye Inc., Ser. B, 1.625%, 06/01/35	1,330,313
1,250,000	MercadoLibre Inc., 2.250%, 07/01/19	1,585,156
1,250,000	Proofpoint Inc., 0.750%, 06/15/20	1,347,656
500,000	PROS Holdings Inc., 2.000%, 12/01/19	448,750
1,500,000	Synchronoss Technologies Inc., 0.750%, 08/15/19	1,491,563
200,000	Take-Two Interactive Software Inc., 1.750%, 12/01/16	397,625
1,500,000	The Priceline Group, Inc., 1.000%, 03/15/18	2,089,687
1,500,000	Verint Systems Inc., 1.500%, 06/01/21	1,373,437

		12,409,656

Principal Amount		Market Value
	Consumer Products — 0.5%
$617,000	JAKKS Pacific Inc., 4.875%, 06/01/20(a)	$606,974

	Consumer Services — 2.0%
1,000,000	Carriage Services Inc., 2.750%, 03/15/21	1,179,375
1,000,000	Extra Space Storage LP, 3.125%, 10/01/35(a)	1,143,125

		2,322,500

	Diversified Industrial — 2.0%
750,000	Kaman Corp., 3.250%, 11/15/17(a)	985,313
800,000	Knowles Corp., 3.250%, 11/01/21(a)	819,000
500,000	TimkenSteel Corp., 6.000%, 06/01/21	528,437

		2,332,750

	Energy and Utilities — 2.8%
1,500,000	Cheniere Energy Inc., 4.250%, 03/15/45	855,000
500,000	Clean Energy Fuels Corp., 5.250%, 10/01/18(a)	370,625
258,000	Goodrich Petroleum Corp., 5.000%, 10/01/32	696
750,000	SolarCity Corp., 2.750%, 11/01/18	568,594
	SunEdison Inc.,
750,000	0.250%, 01/15/20(a)	41,250
500,000	2.750%, 01/01/21	27,500
1,000,000	SunPower Corp., 4.000%, 01/15/23(a)	885,000
500,000	Weatherford International Ltd., 5.875%, 07/01/21	544,687

		3,293,352

	Entertainment — 0.7%
1,125,000	Global Eagle Entertainment Inc., 2.750%, 02/15/35	831,094

	Financial Services — 0.6%
1,000,000	Encore Capital Group Inc., 3.000%, 07/01/20	778,125

	Health Care — 9.9%
500,000	Aceto Corp., 2.000%, 11/01/20(a)	466,250
750,000	ANI Pharmaceuticals Inc., 3.000%, 12/01/19	810,937
526,000	Array BioPharma Inc., 3.000%, 06/01/20	447,429
750,000	Exelixis Inc., 4.250%, 08/15/19	1,115,156

See accompanying notes to schedule of investments.

Ellsworth Growth and Income Fund Ltd.

Schedule of Investments (Continued) — June 30, 2016 (Unaudited)

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS (Continued)
	Health Care (Continued)
$1,000,000	Horizon Pharma Investment Ltd., 2.500%, 03/15/22	$911,250
500,000	Incyte Corp., 1.250%, 11/15/20	853,750
333,000	Intercept Pharmaceuticals Inc., 3.250%, 07/01/23	345,904
710,000	Jazz Investments I Ltd., 1.875%, 08/15/21	763,694
1,000,000	Molina Healthcare Inc., 1.125%, 01/15/20.	1,358,125
750,000	NuVasive Inc., 2.250%, 03/15/21(a)	891,563
200,000	OPKO Health Inc., 3.000%, 02/01/33(a)(b)	312,625
500,000	Quidel Corp., 3.250%, 12/15/20	465,625
666,000	Repligen Corp., 2.125%, 06/01/21	720,529
750,000	Teligent Inc., 3.750%, 12/15/19.	670,313
1,000,000	The Medicines Co, 2.500%, 01/15/22	1,183,125
500,000	Trinity Biotech Investment Ltd., 4.000%, 04/01/45	440,625

		11,756,900

	Real Estate Investment Trusts — 0.8%
1,000,000	Colony Capital Inc., 5.000%, 04/15/23	955,000

	Semiconductors — 3.5%
500,000	Cypress Semiconductor Corp., 4.500%, 01/15/22(a)	536,875
750,000	Inphi Corp., 1.125%, 12/01/20(a)	796,406
1,500,000	Micron Technology Inc., 3.000%, 11/15/43	1,153,125
1,500,000	NXP Semiconductors NV, 1.000%, 12/01/19	1,637,813

		4,124,219

	Telecommunications — 1.3%
1,000,000	Alaska Communications Systems Group Inc., 6.250%, 05/01/18	970,625
200,000	Oclaro Inc., 6.000%, 02/15/20	527,625

		1,498,250

	Transportation — 2.1%
1,500,000	Atlas Air Worldwide Holdings Inc., 2.250%, 06/01/22	1,461,563

Principal Amount		Market Value
$1,125,000	Echo Global Logistics Inc., 2.500%, 05/01/20	$1,068,047

		2,529,610

	TOTAL CONVERTIBLE CORPORATE BONDS	52,317,936

Shares
	CONVERTIBLE PREFERRED STOCKS — 6.1%
	Agriculture — 0.8%
10,000	Bunge Ltd., 4.875%	925,100

	Business Services — 0.6%
694,670	Amerivon Holdings LLC, 4.000%	733,636
272,728	Amerivon Holdings LLC, common equity units,	16,364

		750,000

	Energy and Utilities — 0.3%
1,050	Chesapeake Energy Corp., 5.750%	293,423

	Financial Services — 3.3%
1,000	Bank of America Corp., 7.250%	1,195,000
500	Cowen Group Inc., 5.625%	318,375
1,250	Huntington Bancshares, Inc., 8.500%	1,762,500
500	Wells Fargo & Co., 7.500%	649,600

		3,925,475

	Real Estate Investment Trusts — 1.1%
20,000	Welltower Inc., 6.500%, Ser. I	1,356,000

	TOTAL CONVERTIBLE PREFERRED STOCKS	7,249,998

	MANDATORY CONVERTIBLE SECURITIES (c) — 19.8%
	Automotive — 0.3%
5,000	Fiat Chrysler Automobiles N.V., 7.875%, 12/15/16	300,625

	Computer Software and Services — 0.4%
5,000	MTS Systems Corp., 8.750%, 07/01/19	526,650

	Energy and Utilities — 3.8%
15,000	Anadarko Petroleum Corp., 7.500%, 06/07/18	549,900
20,000	Dominion Resources Inc., 6.375%, 07/01/17	1,036,800
16,666	Hess Corp., 8.000%, 02/01/19	1,262,949
25,000	NextEra Energy Inc., 6.371%, 09/01/18	1,619,500

		4,469,149

See accompanying notes to schedule of investments.

Ellsworth Growth and Income Fund Ltd.

Schedule of Investments (Continued) — June 30, 2016 (Unaudited)

Shares		Market Value
	MANDATORY CONVERTIBLE SECURITIES (c) (Continued)
	Financial Services — 3.6%
20,000	Alibaba - Mandatory Exchange Trust, 5.750%, 06/01/19	$2,044,700
20,000	Maiden Holdings Ltd., 7.250%, 09/15/16	950,000
24,000	New York Community Capital Trust V, 6.000%, 11/01/51	1,211,040

		4,205,740

	Food and Beverage — 0.9%
15,000	Tyson Foods Inc., 4.750%, 07/15/17	1,108,200

	Health Care — 7.0%
2,300	Allergan plc, 5.500%, 03/01/18	1,917,326
10,500	Amsurg Corp., 5.250%, 07/01/17	1,515,150
30,000	Anthem Inc., 5.250%, 05/01/18	1,341,900
1,250	Kindred Healthcare Inc., 7.500%, 12/01/17	747,187
15,000	Stericycle Inc., 5.250%, 09/15/18	1,247,700
1,883	Teva Pharmaceutical Industries Ltd., 7.000%, 12/15/18	1,557,241

		8,326,504

	Real Estate Investment Trusts — 1.3%
30,000	Weyerhaeuser Co., 6.375%, 07/01/16	1,511,100

	Telecommunications — 1.6%
20,000	Frontier Communications Corp., 11.125%, 06/29/18	1,896,400

	Wireless Communications — 0.9%
15,000	T-Mobile US Inc., 5.500%, 12/15/17	1,103,850

	TOTAL MANDATORY CONVERTIBLE SECURITIES	23,448,218

	COMMON STOCKS — 30.0%
	Automotive — 1.1%
100,000	Ford Motor Co.	1,257,000

	Business Services — 0.7%
2,500	Alliance Data Systems Corp.†	489,800

Shares		Market Value
10,000	PayPal Holdings Inc.†	$365,100

		854,900

	Computer Software and Services — 0.6%
14,300	Microsoft Corp.	731,731

	Consumer Products — 1.9%
23,352	Newell Brands Inc.	1,134,207
24,000	Unilever NV	1,126,560

		2,260,767

	Diversified Industrial — 0.9%
34,356	General Electric Co.	1,081,527

	Energy and Utilities — 1.8%
7,000	Chevron Corp.	733,810
13,000	ConocoPhillips	566,800
45,000	Kinder Morgan Inc.	842,400

		2,143,010

	Entertainment — 0.6%
7,500	The Walt Disney Co.	733,650

	Financial Services — 3.2%
131,034	BlackRock Capital Investment Corp.	1,019,444
29,546	Citigroup Inc.	1,252,455
16,434	Synchrony Financial†	415,451
22,200	Wells Fargo & Co.	1,050,726

		3,738,076

	Food and Beverage — 2.0%
20,000	B&G Foods Inc.	964,000
30,000	ConAgra Foods Inc.	1,434,300

		2,398,300

	Health Care — 5.6%
15,000	AbbVie Inc.	928,650
15,000	Eli Lilly & Co.	1,181,250
10,000	Gilead Sciences Inc.	834,200
22,651	Merck & Co. Inc.	1,304,924
40,000	Pfizer Inc.	1,408,400
27,500	Roche Holding AG, ADR	906,125

		6,563,549

	Real Estate Investment Trusts — 5.8%
15,000	American Tower Corp.	1,704,150
16,100	Crown Castle International Corp.	1,633,023
7,000	Equinix Inc.	2,714,110
58,700	Invesco Mortgage Capital Inc.	803,603

		6,854,886

	Semiconductors — 1.1%
40,000	Intel Corp.	1,312,000

	Telecommunications — 4.7%
30,000	AT&T Inc.	1,296,300
15,000	SBA Communications Corp., Cl. A†	1,619,100

See accompanying notes to schedule of investments.

Ellsworth Growth and Income Fund Ltd.

Schedule of Investments (Continued) — June 30, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Telecommunications (Continued)
20,000	Verizon Communications Inc.	$1,116,800
50,909	Vodafone Group plc, ADR.	1,572,579

		5,604,779

	TOTAL COMMON STOCKS	35,534,175

	TOTAL INVESTMENTS — 100.0% (Cost $115,824,272)	$118,550,327

	Aggregate tax cost	$115,824,272

	Gross unrealized appreciation	$13,415,124
	Gross unrealized depreciation	(10,689,069)

	Net unrealized appreciation/depreciation	$2,726,055

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the market value of Rule 144A securities amounted to $10,834,381 or 9.14% of total investments.
(b)	At June 30, 2016, the Fund held an investment in a restricted and illiquid security amounting to $312,625 or 0.26% of total investments, which was valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	06/30/16 Carrying Value Per Share
200,000	OPKO Health Inc., 3.000%, 02/01/33	01/25/13- 06/26/13	$204,126	$156.31
(c)	Mandatory Convertible Securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
†	Non-income producing security.
ADR	American Depository Receipt

See accompanying notes to schedule of investments.

Ellsworth Growth and Income Fund Ltd.

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

Ellsworth Growth and Income Fund Ltd.

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2016 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/16
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Corporate Bonds (a)	—	$52,317,936	—	$52,317,936
Convertible Preferred Stocks:
Business Services	—	—	$750,000	750,000
Financial Services	$3,607,100	318,375	—	3,925,475
Other Industries (a)	2,574,523	—	—	2,574,523
Total Convertible Preferred Stocks	6,181,623	318,375	750,000	7,249,998
Mandatory Convertible Securities:
Automotive	—	300,625	—	300,625
Computer Software and Services	—	526,650	—	526,650
Financial Services	2,161,040	2,044,700	—	4,205,740
Health Care	7,579,317	747,187	—	8,326,504
Other Industries (a)	10,088,699	—	—	10,088,699
Total Mandatory Convertible Securities	19,829,056	3,619,162	—	23,448,218
Common Stocks:
Other Industries (a)	35,534,175	—	—	35,534,175
Total Common Stocks	35,534,175	—	—	35,534,175
TOTAL INVESTMENTS IN SECURITIES	$61,544,854	$56,255,473	$750,000	$118,550,327

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.

The Fund did not have transfers among Level 1, Level 2, and Level 3 during the period ended June 30, 2016. The Fund’s policy is to recognize transfers among levels as of the beginning of the period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding

Ellsworth Growth and Income Fund Ltd.

Notes to Schedule of Investments (Unaudited) (Continued)

factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the fund held as of June 30, 2016, refer to the Schedule of Investments.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

ELLSWORTH GROWTH AND INCOME FUND LTD.

One Corporate Center

Rye, NY 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com

    GABELLI.COM

TRUSTEES

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Chairman and

Chief Executive Officer,

Associated Capital Group Inc.

Kinchen C. Bizzell, CFA

Managing Director,

CAVU Securities

Elizabeth C. Bogan, Ph.D

Senior Lecturer, Economics

Princeton University

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

James A. Dinsmore, CFA

Portfolio Manager,

Gabelli Funds LLC

Frank J. Fahrenkopf

Former President &

Chief Executive Officer,

American Gaming Association

Daniel D. Harding, CFA

Managing General Director,

Global Equity Income Fund

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Kuni Nakamura

President,

Advanced Polymer, Inc.

Nicholas W. Platt

Former Managing Director,

FTI Consulting Inc.

Anthonie C. van Ekris

Chairman,

BALMAC International Inc.

OFFICERS

James A. Dinsmore, CFA

President

Agnes Mullady

Treasurer

Andrea R. Mango

Secretary & Vice President

Laurissa M. Martire

Vice President & Ombudsman

Wayne C. Pinsent, CFA

Vice President & Ombudsman

Richard J. Walz

Chief Compliance Officer

INVESTMENT ADVISER

Gabelli Funds, LLC

CUSTODIAN

State Street Bank and Trust

Company

COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

TRANSFER AGENT AND

REGISTRAR

American Stock Transfer and

Trust Company

ECF Q2/2016

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ellsworth Growth and Income Fund LTD.

By (Signature and Title)*	/s/ James A. Dinsmore
James A. Dinsmore, Principal Executive Officer

Date	8/26/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. Dinsmore
James A. Dinsmore, Principal Executive Officer

Date	8/26/2016

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	8/26/2016

* Print the name and title of each signing officer under his or her signature.